UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2015 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 89.0%
Certificates of Deposit — 12.5%
Nordea Bank Finland PLC NY FRS 0.27% due 11/23/2015	$14,750,000	$14,750,000
Nordea Bank Finland PLC NY FRS 0.46% due 01/29/2016	14,450,000	14,456,886
Rabobank Nederland NV NY FRS 0.32% due 10/20/2015	14,000,000	14,000,000
Royal Bank of Canada NY FRS 0.29% due 12/03/2015	14,250,000	14,250,000
Royal Bank of Canada NY FRS 0.40% due 06/03/2016	13,500,000	13,500,000
Svenska Handelsbanken NY FRS 0.30% due 12/09/2015	14,500,000	14,500,000
Svenska Handelsbanken NY 0.31% due 11/24/2015	15,150,000	15,150,114

Total Certificates of Deposit (amortized cost $100,607,000)		100,607,000

Commercial Paper — 6.6%
Credit Agricole Corporate and Investment Bank NY 0.06% due 10/01/2015	39,000,000	39,000,000
State Street Corp. 0.40% due 12/21/2015	14,500,000	14,486,950

Total Commercial Paper (amortized cost $53,486,950)		53,486,950

U.S. Corporate Bonds & Notes — 2.7%
General Electric Capital Corp. FRS 0.48% due 01/08/2016	2,120,000	2,121,176
General Electric Capital Corp. FRS 0.88% due 01/08/2016	2,500,000	2,503,769
JPMorgan Chase Bank NA FRS 0.49% due 06/07/2016	11,400,000	11,400,000
Royal Bank of Canada 0.80% due 10/30/2015	5,300,000	5,301,655

Total U.S. Corporate Bonds & Notes (amortized cost $21,326,600)		21,326,600

U.S. Government Agencies — 65.3%
Federal Farm Credit Bank
0.16% due 10/05/2015	5,550,000	5,549,901
Federal Farm Credit Bank FRS
0.14% due 10/01/2015	1,025,000	1,025,000
0.15% due 10/26/2015	10,400,000	10,400,382
0.15% due 11/20/2015	14,500,000	14,499,896
0.20% due 12/19/2016(3)	1,735,000	1,734,919
0.21% due 10/22/2015	6,500,000	6,500,396
Federal Home Loan Bank
0.07% due 10/06/2015	13,500,000	13,499,869
0.08% due 10/23/2015	15,000,000	14,999,267
0.10% due 10/23/2015	14,500,000	14,499,158
0.12% due 10/22/2015	32,000,000	31,997,760
0.12% due 10/23/2015	9,250,000	9,249,322
0.13% due 10/09/2015	7,000,000	6,999,798
0.13% due 10/16/2015	20,000,000	19,998,958
0.13% due 10/20/2015	9,250,000	9,249,390
0.13% due 10/26/2015	31,550,000	31,547,152
0.14% due 12/03/2015	16,000,000	15,996,220
0.16% due 11/02/2015	15,100,000	15,097,920
0.16% due 11/05/2015	16,100,000	16,097,574
0.17% due 11/12/2015	15,300,000	15,296,966
0.17% due 11/13/2015	9,250,000	9,248,177
0.17% due 11/23/2015	6,000,000	5,998,498
0.18% due 12/09/2015	5,750,000	5,748,016
0.18% due 01/26/2016	15,000,000	14,991,225
0.19% due 12/08/2015	3,000,000	2,998,952
0.20% due 11/25/2015	9,200,000	9,197,189
0.20% due 12/02/2015	10,000,000	9,996,642
0.20% due 01/20/2016	14,000,000	13,991,367
0.20% due 01/22/2016	1,800,000	1,798,870
0.20% due 01/26/2016	3,750,000	3,747,562
0.26% due 01/26/2016	9,500,000	9,492,127
0.27% due 12/21/2015	13,500,000	13,491,799
0.29% due 02/02/2016	11,750,000	11,738,263
0.34% due 01/25/2016	6,750,000	6,751,424
0.35% due 06/09/2016	5,750,000	5,735,912
Federal Home Loan Bank FRS
0.14% due 07/22/2016	15,000,000	15,000,290
0.17% due 08/19/2016	15,000,000	15,000,649
0.17% due 09/02/2016	15,250,000	15,250,140
0.22% due 10/07/2015	17,030,000	17,030,210
Federal Home Loan Mtg. Corp.
0.11% due 10/22/2015	5,000,000	4,999,694
0.12% due 10/30/2015	12,000,000	11,998,840
0.40% due 05/27/2016	5,760,000	5,760,206
Federal Home Loan Mtg. Corp. FRS
0.19% due 10/16/2015	14,900,000	14,900,317
Federal National Mtg. Assoc.
0.25% due 02/02/2016	12,550,000	12,539,409
0.26% due 02/08/2016	13,000,000	12,987,794
0.29% due 03/09/2016	15,967,000	15,946,420
2.13% due 10/21/2015(4)	5,000,000	5,005,294

Total U.S. Government Agencies (amortized cost $525,585,134)		525,585,134

U.S. Government Treasuries — 1.9%
United States Treasury Bills 0.02% due 10/15/2015 (amortized cost $15,499,879)	15,500,000	15,499,879

Total Short-Term Investment Securities — 89.0% (amortized cost $716,505,563)		716,505,563

REPURCHASE AGREEMENTS — 10.5%
State Street Bank and Trust Co. Joint Repurchase Agreement (cost $84,707,000)(1)	84,707,000	84,707,000

TOTAL INVESTMENTS — (amortized cost $801,212,563)(2)	99.5%	801,212,563
Other assets less liabilities	0.5	3,701,675

NET ASSETS	100.0%	$804,914,238

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	At September 30, 2015, the cost of securities for federal income tax purposes was the same for book purposes.
(3)	The security’s effective maturity date is less than one year.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

FRS—Floating Rate Securities

The rates shown on FRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	65.3%
Foreign Banks	12.2
Repurchase Agreements	10.5
Commercial Banks-Canadian	4.1
Money Center Banks	3.3
U.S. Government Treasuries	1.9
Commercial Banks	1.9
Finance	0.6

100%

*	Calculated as a percentage of net assets.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSET:
Investment at Value:†
Short-Term Investment Securities	$—	$716,505,563	$—	$716,505,563
Repurchase Agreements	—	84,707,000	—	84,707,000

Total Investments at Value	$—	$801,212,563	$—	$801,212,563

†	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2015 – (unaudited)

Note 1: Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (“the Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of September 30, 2015, is reported on a schedule following the Portfolio of Investments.

Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, the Board has adopted procedures intended to stabilize the Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Fund has entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of September 30, 2015, the repurchase agreements held by the Fund are subject to master netting provisions. See the Portfolio of Investments for more information about the Fund’s holdings in repurchase agreements.

Note 2. Repurchase Agreements

As of September 30, 2015, the Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage Ownership	Principal Amount
Money Market Fund	23.5%	$84,707,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated September 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $359,908,000, a repurchase price of $359,908,000, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.63%	12/31/2019	$100,000,000	$101,625,000
U.S. Treasury Notes	1.75	5/15/2023	92,156,000	91,819,381
U.S. Treasury Notes	2.63	8/15/2020	112,160,000	118,749,400
U.S. Treasury Notes	3.38	11/15/2019	50,000,000	54,914,050

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 25, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	November 25, 2015